SCHEDULE OF OTHER INCOME (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other Income and Expenses [Abstract]
Foreign exchange gains/(loss)	$ (142,194)	$ 71,299
Miscellaneous income	16	1,859
Total	$ (142,178)	$ 73,158